Label	Element	Value
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	200.00%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | ABB Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.90%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Keyence Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.90%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | FANUC Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.40%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | NVIDIA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.30%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.00%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | SMC Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Shenzhen Inovance Technology Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Daifuku Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.50%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Horizon Robotics, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.50%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Alphabet, Inc. Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.40%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Machinery [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	36.50%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.90%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Electrical Equipment [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.90%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.30%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Software [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.60%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Interactive Media & Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.50%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Automobiles [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.40%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Aerospace & Defense [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.70%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	157.10%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF | Investment Companies [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	42.90%